Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of warrants on convertible preferred stock outstanding
The following tables represents the warrants on convertible preferred stock outstanding:

	December 31, 2020
	Issuance Date	Exercise Price		Number of Shares	Term (years)
Series A’	2012	$0.4485		178,372	10
Series D	2017	1.5326		6,247,984	7
Series D’	2019 and 2020	1.5326	**	37,869,886	7

Total				44,296,242

	December 31, 2019
	Issuance Date	Exercise Price		Number of Shares	Term (years)
Series A’	2012	$0.4485		178,372	10
Series D	2017	1.5326		6,269,223	7
Series D’	2019	1.5326	**	23,177,068	7

Total				29,624,663

**
In connection with various issuances of Convertible Notes that occurred during 2019 and 2020, warrants to purchase either next financing stock or Series D’ preferred stock were issued. At December 31, 2020 and December 31, 2019, the number of warrants issued was subject to adjustment pending the occurrence of the next round of financing; however, the number of shares and exercise price of these warrants and related valuation of these warrants has been performed assuming that the warrants will be on Series D’ preferred stock.